CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenue	$ 0	$ 17,000	$ 38,700	$ 43,700
Operating expenses:
Cost of operations			29,953	15,922
Impairment of intangible assets			113,021	0
Software development	103,533	5,282	81,717	0
General and administrative	249,396	278,704	1,692,042	1,191,319
Total operating expenses	352,929	283,986	1,916,733	1,207,241
Net Operating Loss	(352,929)	(266,986)	(1,878,033)	(1,163,541)
Other income (expense):
Gain on termination of operating lease			0	869,690
Gain on settlement of notes payable			0	515,964
Loss on legal settlement			(500,000)	0
Gain on settlement of accounts liabilities			562,793	2,289,283
Change in fair value of contingent considerations			150,000	0
Loss on revaluation of Series A preferred shares	(101,733)	(250,977)	(646,653)	0
Gain (loss) on revaluation of derivative liabilities	(4,388)	4,362,645	4,286,515	(4,585,124)
Total other income (expense)	(424,360)	3,717,322	2,376,757	(1,348,406)
Income (loss) before provision for income taxes	(777,289)	3,450,336	498,724	(2,511,947)
Provision for income taxes	0	0	0	0
Net income (loss)	(777,289)	3,450,336	498,724	(2,511,947)
Preferred stock dividends	(26,314)	(12,702)	(69,311)	(1,033,729)
Deemed contribution			0	703,420
Net income (loss) available to common shareholders	$ (803,603)	$ 3,437,634	$ 429,413	$ (2,842,256)
Basic Net income (loss) per common share (in Dollars per share)	$ (0.05)	$ 0.35	$ 0.04	$ (0.42)
Dilutive Net loss per common share (in Dollars per share)	$ (0.05)	$ (0.08)	$ (0.14)	$ (0.42)
Weighted average shares outstanding – basic (in Shares)	17,225,015	9,772,319	12,081,634	6,733,863
Weighted average shares outstanding – diluted (in Shares)	17,225,015	11,985,026	26,250,928	6,733,863
Nonrelated Party
Other income (expense):
Interest expense	$ (318,239)	$ (392,049)	$ (1,470,101)	$ (409,745)
Preferred stock dividends	(26,314)	(12,314)	(68,923)	(893,828)
Related Party
Other income (expense):
Interest expense	0	(2,297)	(5,797)	(28,474)
Preferred stock dividends	$ 0	$ (388)	$ (388)	$ (139,901)